Financial Instruments - Derivatives and Hedging (Details 3) (Not Designated as Hedging Instrument [Member], Interest Rate Cap [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013 interest_rate_cap
Not Designated as Hedging Instrument [Member] | Interest Rate Cap [Member]
Derivatives, Fair Value [Line Items]
Number of Instruments	10
Notional Amount	$ 1,118,000